Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Schedule of Composition of Debt Instruments

	JPY (millions) As of March 31
	2021	2022
Bonds	¥3,532,202	¥3,637,355
Short-term loans	69	285
Long-term loans	1,103,100	707,770
Total	¥4,635,371	¥4,345,410
Non-current	¥4,613,218	¥4,141,418
Current	¥22,153	¥203,993
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2021	As of March 31, 2022	Interest rate (%)
Hybrid subordinated bonds	¥500,000	497,485	498,154	1.720% per annum through October 6, 2024 and 6 month LIBOR(8) + margin (1.750-2.750%) thereafter	June 2079
USD Unsecured Senior Notes	$200	22,084	—	2.450%	January 2022 (1)
2018 EUR Unsecured Senior Notes – variable rate	€750	97,221	101,912	3 month EURIBOR + margin (1.100%)	November 2022
2018 EUR Unsecured Senior Notes – fixed rate	€ 4,500 as of March 31, 2021 € 3,000 as of March 31, 2022	580,805	405,290	2021:1.125-3.000% 2022:2.250-3.000%	November 2026 - November 2030 (3)
2018 USD Unsecured Senior Notes – fixed rate	$3,250	357,296	395,303	4.400-5.000%	November 2023 - November 2028
Unsecured Senior Notes Assumed in Shire Acquisition	$ 5,500 as of March 31, 2021 $ 4,000 as of March 31, 2022	577,426	465,958	2.875-3.200%	September 2023 - September 2026 (6)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,520	167,972	185,998	3.600-5.250%	June 2022 - June 2045 (7)
2020 USD Unsecured Senior Notes – fixed rate	$7,000	768,133	849,391	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	463,780	485,985	0.750-2.000%	July 2027 - July 2040
JPY Unsecured Senior Bonds – fixed rate	¥250,000	—	249,364	0.400%	October 2031 (4)
Total		¥3,532,202	¥3,637,355
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2021	As of March 31, 2022	Interest rate (%)
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	April 2023 - April 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	165,538	183,028	6 month LIBOR(8) + 0.500%	April 2027
USD Japan Bank for International Cooperation 2019	$3,700	408,980	—	6 month LIBOR(8) + 0.600%	December 2025 (2) (5)
Other		215,151	211,527
Total		¥1,103,169	¥708,055